Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2022
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.
	March 31,
	2021	2022

Cost	$22,842	$24,096

Market value	$22,373	$24,499